Submission	Apr. 08, 2026
Submission [Line Items]
Central Index Key	0000892992
Registrant Name	Nuveen Arizona Quality Municipal Income Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES